Risk management activities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Remaining contractual maturities of financial liabilities

Contractual obligations	Carrying Amount	Less than 1 year	1-3 years	4-5 years	More than 5 years
Operating accounts payable	11,749	11,749	—	—	—
Compensation payable	7,822	7,822	—	—	—
Contingent consideration on URNM acquisition	4,470	4,470	—	—	—
Lease obligation	2,096	765	1,244	87	—
Loan facility	24,237	—	—	24,237	—
Total contractual obligations	50,374	24,806	1,244	24,324	—